Other expense	12 Months Ended
Dec. 31, 2020
Other expense
Other expense

Note 15 – Other expense

Other expense consist of the following:

	Year ended
	December 31,
	2020	2019
Gain (loss) on disposal of assets (Note 9)	$3,288	$(177)
Restructuring charges	—	(2,323)
Loss on termination of purchase agreement	—	(1,319)
Impairment of intangible assets (Note 10)	(23,659)	—
Gain on non-substantial debt modification (Note 11)	2,269	—
Other income	1,419	562
Total other expense, net	$(16,683)	$(3,257)

The restructuring charges incurred for the year ended December 31, 2019 were for costs related to the restructuring of the Curaleaf Hemp Brand.

The loss on termination of purchase agreement for the year ended December 31, 2019 was for the termination of the Agua Street purchase agreement.